Borrowings - Debentures and Warrants (Details) - Ordinary shares	Dec. 16, 2016	Sep. 12, 2017 $ / shares shares	Sep. 12, 2017 ₨ / shares shares	Jul. 24, 2015 $ / shares shares	Jul. 24, 2015 ₨ / shares shares
Macquarie Corporate Holdings Pty Limited
Borrowings
Number of shares				46,458	46,458
Exercise price (per share) | (per share)				$ 26.90	₨ 2,027.99
Reverse stock split, conversion ratio	5.4242194
Innoven capital
Borrowings
Number of shares		154,000	154,000
Exercise price (per share) | (per share)		$ 12	₨ 904.68
Options | Macquarie Corporate Holdings Pty Limited
Borrowings
Reverse stock split, conversion ratio	5.4242194